Expense Example, No Redemption (Vanguard Inflation-Protected Securities Fund Institutional)	Vanguard Inflation-Protected Securities Fund Vanguard Inflation-Protected Securities Fund - Institutional Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	23
5 YEAR	40
10 YEAR	90